Net Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Net Revenue [Abstract]
Schedule of Revenue by Significant Category
	Six-month period ended June 30,		Three-month period ended June 30,
	2024	2023	2024	2023
Domestic sales	27,837,233	26,109,327	14,364,749	13,289,382
Export sales	9,445,646	8,629,985	4,919,418	4,762,686
NET REVENUE	37,282,879	34,739,312	19,284,167	18,052,068

	2023	2022	2021
Domestic sales	54,501,282	53,478,460	48,118,921
Export sales	18,416,841	19,135,450	16,923,785
NET REVENUE	72,918,123	72,613,910	65,042,706

Schedule of Trade Accounts Receivable and Contract Liabilities from Contracts with Customers

The following table provides information about trade accounts receivable and contract liabilities from contracts with customers:

	Note	June 30, 2024	December 31, 2023
Trade accounts receivable	4	3,290,534	3,390,856
Contract liabilities		(186,979)	(324,598)
Total customer contract revenue		3,103,555	3,066,258
The following table provides information about trade accounts receivable and contract liabilities from contracts with customers:
	Note	2023	2022
Trade accounts receivable	4	3,390,856	3,878,125
Contract liabilities		(324,598)	(215,479)
Total customer contract revenue		3,066,258	3,662,646